Contractual Assets with Customers - Exclusive Rights	12 Months Ended
Dec. 31, 2021
Receivables from contracts with customers [abstract]
Contractual Assets with Customers - Exclusive Rights

12. Contractual assets with customers – exclusive rights

Refers to exclusive rights disbursements of Ipiranga’s agreements with reseller service stations and major consumers that are recognized at the time of their occurrence and recognized as a reductions of the revenue from sales and services in the statement of profit or loss according to the conditions established in the agreement, being reviewed as changes occur under the terms of the agreements. In December 31, 2021, the contracts amortization weighted average term was five years.

Balance and changes are shown below:

Balance as of December 31, 2018	1,518,477
Additions	330,068
Amortization	(355,250)
Transfer	(27,306)
Balance as of December 31, 2019	1,465,989
Additions	549,085
Amortization	(289,436)
Transfer	(19,307)
Balance as of December 31, 2020	1,706,331
Additions	689,986
Amortization	(282,521)
Transfer	(34,570)
Balance as of December 31, 2021	2,079,226
Current	555,052
Non-current	1,524,174